Consolidated Schedule of Investments (unaudited)	iShares® India 50 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.0%
Bajaj Auto Ltd.	87,293	$3,804,309
Eicher Motors Ltd.	93,477	3,249,635
Hero MotoCorp Ltd.	87,859	2,899,542
Mahindra & Mahindra Ltd.	640,983	7,191,965
Maruti Suzuki India Ltd.	89,018	8,862,447
Tata Motors Ltd.(a)	1,200,758	7,740,379
		33,748,277
Banks — 24.1%
Axis Bank Ltd.(a)	1,723,724	15,663,928
HDFC Bank Ltd.	2,932,722	58,059,737
ICICI Bank Ltd.	4,649,456	46,220,026
IndusInd Bank Ltd.	431,782	5,138,384
Kotak Mahindra Bank Ltd.	982,263	23,643,872
State Bank of India	2,568,585	15,849,015
Yes Bank Ltd., (Acquired 03/16/20, Cost: $3,310,481)(b)	1,741,097	281,485
Yes Bank Ltd.(a)	46,465	8,545
		164,864,992
Chemicals — 2.6%
Asian Paints Ltd.	302,222	13,732,882
UPL Ltd.	368,784	3,692,035
		17,424,917
Construction & Engineering — 3.0%
Larsen & Toubro Ltd.	809,925	20,572,006

Construction Materials — 2.4%
Grasim Industries Ltd.	251,518	5,470,211
Shree Cement Ltd.	8,949	3,239,701
UltraTech Cement Ltd.	77,406	7,884,528
		16,594,440
Consumer Finance — 2.4%
Bajaj Finance Ltd.	178,040	16,629,490

Diversified Financial Services — 1.3%
Bajaj Finserv Ltd.	40,539	8,911,452

Electric Utilities — 0.9%
Power Grid Corp. of India Ltd.	2,291,333	6,287,829

Food Products — 2.1%
Britannia Industries Ltd.	79,122	3,829,299
Nestle India Ltd.	23,915	6,329,599
Tata Consumer Products Ltd.	401,562	4,006,065
		14,164,963
Independent Power and Renewable Electricity Producers — 0.8%
NTPC Ltd.	3,185,212	5,314,415

Insurance — 1.5%
HDFC Life Insurance Co. Ltd.(c)	624,393	5,442,300
SBI Life Insurance Co. Ltd.(c)	295,043	4,731,032
		10,173,332
IT Services — 19.1%
HCL Technologies Ltd.	727,673	12,872,470
Infosys Ltd.	2,485,057	62,935,862
Tata Consultancy Services Ltd.	694,334	34,824,676
Tech Mahindra Ltd.	416,354	9,990,330
Wipro Ltd.	992,124	9,506,883
		130,130,221

Security	Shares	Value

Life Sciences Tools & Services — 0.8%
Divi’s Laboratories Ltd.	85,423	$5,368,192

Metals & Mining — 2.9%
Hindalco Industries Ltd.	979,195	6,226,759
JSW Steel Ltd.	664,385	5,838,172
Tata Steel Ltd.	532,460	7,917,579
		19,982,510
Oil, Gas & Consumable Fuels — 12.7%
Bharat Petroleum Corp. Ltd.	639,857	3,308,286
Coal India Ltd.	1,404,662	2,753,736
Indian Oil Corp. Ltd.	1,703,004	2,548,076
Oil & Natural Gas Corp. Ltd.	2,455,202	4,699,904
Reliance Industries Ltd.	2,311,677	73,434,059
		86,744,061
Personal Products — 2.8%
Hindustan Unilever Ltd.	598,275	18,938,703

Pharmaceuticals — 2.6%
Cipla Ltd.	343,817	4,361,098
Dr. Reddy’s Laboratories Ltd.	81,440	5,366,447
Sun Pharmaceutical Industries Ltd.	723,808	8,223,938
		17,951,483
Textiles, Apparel & Luxury Goods — 1.4%
Titan Co. Ltd.	279,461	9,453,871

Thrifts & Mortgage Finance — 6.1%
Housing Development Finance Corp. Ltd.	1,212,229	41,942,009
Tobacco — 2.5%
ITC Ltd.	5,862,360	17,152,635
Transportation Infrastructure — 0.7%
Adani Ports & Special Economic Zone Ltd.	492,749	4,821,104

Wireless Telecommunication Services — 2.1%
Bharti Airtel Ltd.(a)	1,583,146	14,540,977

Total Common Stocks — 99.8%
(Cost: $256,937,573)		681,711,879

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	16,100,000	16,100,000

Total Short-Term Investments — 2.4%
(Cost: $16,100,000)		16,100,000

Total Investments in Securities — 102.2%
(Cost: $273,037,573)		697,811,879

Other Assets, Less Liabilities — (2.2)%		(14,736,273)

Net Assets — 100.0%		$683,075,606

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $281,485, representing less than 0.05% of its net assets as of period end, and an original cost of $3,310,481.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® India 50 ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$9,980,000	$6,120,000	(a)	$—	$—	$—	$16,100,000	16,100,000	$1,070	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX CNX Nifty Index	40	01/27/22	$ 1,390	$9,247

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$681,711,879	$—	$681,711,879
Money Market Funds	16,100,000	—	—	16,100,000
	$16,100,000	$681,711,879	$—	$697,811,879
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$9,247	$—	$9,247

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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